Segmental Analyses - Disclosure of Additional Information by Product Category (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Products And Services [Line Items]
Revenue	[1]	£ 27,655	£ 25,684	£ 25,776
New Categories
Disclosure Of Products And Services [Line Items]
Revenue		2,894	2,054	1,443
New Categories | Vapour
Disclosure Of Products And Services [Line Items]
Revenue		1,436	927	611
New Categories | THP
Disclosure Of Products And Services [Line Items]
Revenue		1,060	853	634
New Categories | Modern Oral
Disclosure Of Products And Services [Line Items]
Revenue		398	274	198
Traditional Oral
Disclosure Of Products And Services [Line Items]
Revenue		1,209	1,118	1,160
Combustibles
Disclosure Of Products And Services [Line Items]
Revenue		23,030	22,029	22,752
Other
Disclosure Of Products And Services [Line Items]
Revenue		£ 522	£ 483	£ 421

[1]	Revenue is net of duty, excise and other taxes of £38,527 million, £38,595 million and £39,172 million for the years ended 31 December 2022, 2021 and 2020, respectively.